Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	50,000,000	50,000,000
Common Stock, shares issued	25,723,878	25,746,268
Treasury securities, shares	1,385,286	1,431,679